Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Dwight Mortgage Trust LLC

787 11th Avenue

New York, New York 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Dwight Mortgage Trust LLC (the “Company,” as the engaging party) and J.P. Morgan Securities LLC, Deutsche Bank Securities Inc., Atlas SP Partners, L.P. and Atlas SP Securities, a division of Apollo Global Securities, LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the DWIGHT 2025-FL1 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 31 mortgage loans (the “Mortgage Loan Assets”) secured by 38 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Assets and Mortgaged Properties (collectively the “Collateral”) as of the closing date of the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of May 6, 2025.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on May 20, 2025 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	DWIGHT 2025-FL1 (Accounting Tape 5.20).xlsx (provided on May 20, 2025).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit, appraisal summary and/or a restricted appraisal document.
•	The phrase “Cash Management Agreement” refers to signed cash management agreement and/or deposit and control account agreement.
•	The phrase “Cross Collateralization Agreement” refers to signed cross collateralization agreement, if applicable.
•	The phrase “Engineering Report” refers to a final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Ground Lease” refers to the signed ground lease agreement, ground lease estoppel, and/or assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to a signed guaranty agreement, pledgor guaranty agreement or environmental indemnity agreement.
•	The phrase “Insurance Binder” refers to a certificate of insurance and/or insurance risk analysis.
•	The phrase “Interest Rate Cap Agreement” refers to a signed or draft interest rate cap agreement, interest rate cap confirmation or a transaction summary document.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments, slip pages or exhibits thereof, a signed promissory note, purchase and assignment agreements and/or other security agreements.
•	The phrase “Management Agreement” refers to signed management agreements and any amendments, assignments or assumptions thereof.
•	The phrase “Rate Cap Provider Rating Screenshot” refers to screenshots indicating the rating of Mortgage Loan Index Cap Provider.
•	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
•	The phrase “Servicing Report” refers to a schedule dated as of May 6, 2025 of loan and escrow balances.
•	The phrase “Settlement Statement” refers to a borrower, title company and/or lender mortgage loan closing statement, indicating the sources and uses of dispersed funds.
•	The phrase “Subordinate Debt Loan Agreement” refers to a signed mezzanine, junior or other subordinate loan agreement and promissory note, if applicable.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

•	The phrase “Tenancy In Common Agreement” refers to a signed tenancy in common agreement.
•	The phrase “Title Policy” refers to a proforma or signed title policy.
•	The phrase “Underwriting File” refers to the individual and consolidated electronic underwriting files consisting of historical and underwritten cash flow statements prepared by the Company’s underwriting team and borrower provided rent roll.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From April 1, 2025 through May 20, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C or, denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

May 20, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

DWIGHT 2025-FL1	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Collateral Interest Number	None - Company Provided	None
2	Collateral Interest Type	None - Company Provided	None
3	Collateral Interest Status	None - Company Provided	None
4	Collateral Interest / Property Flag	None - Company Provided	None
5	# of Properties	Appraisal Report	None
6	Collateral Interest/Mortgaged Property Name	None - Company Provided	None
7	Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement, Cross Collateralization Agreement	None
8	Property Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	Zip Code	Appraisal Report	None
12	County	Appraisal Report	None
13	Year Built	Appraisal Report, Engineering Report	None
14	Year Renovated	Appraisal Report, Engineering Report	None
15	Property Type	Appraisal Report	None
16	Specific Property Type	Appraisal Report	None
17	Number of Units	Underwriting File	None
18	Unit of Measure	Underwriting File	None
19	Occupancy (%)	Underwriting File	0.10%
20	Occupancy Date	Underwriting File	None
21	Ownership Interest	Title Policy	None
22	Loan Purpose	Settlement Statement	None
23	Note Date	Loan Agreement	None
24	First Payment Date	Loan Agreement	None
25	Mortgage Loan Commitment Original Balance ($)	Loan Agreement	None
26	Mortgage Loan Commitment Original Balance / Unit ($)	Recalculation	None
27	Mortgage Loan Initial Funded Amount ($)	Loan Agreement	None
28	Mortgage Loan Initial Unfunded Future Funding Amount ($)	Loan Agreement	None
29	Mortgage Loan Cut-off Date Balance ($)	Servicing Report, Loan Agreement, Settlement Statement	None
30	Mortgage Loan Cut-off Date Balance / Unit ($)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

DWIGHT 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
31	Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Servicing Report, Loan Agreement, Settlement Statement	None
32	Future Funding Advance Conditions	Loan Agreement	None
33	Mortgage Loan Balloon Balance ($)	Recalculation	None
34	Mortgage Loan Balloon Balance / Unit ($)	Recalculation	None
35	Mortgage Loan Annual Debt Service Payment (IO) ($)	Recalculation	None
36	Mortgage Loan Annual Debt Service Payment (P&I) ($)	Recalculation	None
37	Mortgage Loan Annual Debt Service Payment (Cap) ($)	Recalculation	None
38	Collateral Interest Cut-off Date Balance ($)	None - Company Provided	None
39	Aggregate Collateral Interest Cut-off Date Balance %	Recalculation	None
40	Collateral Interest Balloon Balance ($)	Recalculation	None
41	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Recalculation	None
42	Collateral Interest Annual Debt Service Payment (IO) ($)	Recalculation	None
43	Collateral Interest Annual Debt Service Payment (P&I) ($)	Recalculation	None
44	Collateral Interest Annual Debt Service Payment (Cap) ($)	Recalculation	None
45	Pari Passu Funded Amount	Recalculation	None
46	Pari Passu Balance in Other Securitization	None - Company Provided	None
47	Rate Type	Loan Agreement	None
48	Index	Loan Agreement	None
49	Index Rate Assumption	None - Company Provided	None
50	Mortgage Loan Margin	Loan Agreement	None
51	Mortgage Loan Cut-off Date Interest Rate	Recalculation	None
52	Mortgage Loan Margin Change (Y/N)	Loan Agreement	None
53	Mortgage Loan Margin Change Description	Loan Agreement	None
54	Mortgage Loan Rate Cap	Recalculation	None
55	Mortgage Loan Rate Floor	Recalculation	None
56	Mortgage Loan Index Floor	Loan Agreement	None
57	Mortgage Loan Index Cap	Interest Rate Cap Agreement	None
58	Mortgage Loan Index Cap Termination Date	Interest Rate Cap Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

DWIGHT 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
59	Mortgage Loan Index Cap Provider	Interest Rate Cap Agreement	None
60	Collateral Interest Margin	Loan Agreement	None
61	Collateral Interest Cut-off Date Interest Rate	Recalculation	None
62	Junior Participation Cut-off Date Balance	None - Company Provided	None
63	Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Loan Agreement, Servicing Report	None
64	Junior Participation Balloon Payment ($)	Loan Agreement, Servicing Report	None
65	Junior Participation Cut-off Date Margin	Loan Agreement	None
66	Junior Participation Cut-off Date Interest Rate	None - Company Provided	None
67	Amortization Type During Initial Term	Loan Agreement	None
68	Initial IO Period	Loan Agreement	None
69	Initial IO Period (Remaining)	Recalculation	None
70	Original Loan Term (Initial)	Recalculation	None
71	Original Loan Term (Remaining)	Recalculation	None
72	ARD Loan (Y/N)	Loan Agreement	None
73	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement	None
74	Seasoning (months)	Recalculation	None
75	Extension Options (Y/N)	Loan Agreement	None
76	Extension Options Description	Loan Agreement	None
77	Amortization Type During Extensions	Loan Agreement	None
78	First Extension Period (months)	Loan Agreement	None
79	First Extension Fee	Recalculation	None
80	First Extension Period Requirements	Loan Agreement	None
81	First Extension Floor	Recalculation	None
82	First Extension Cap	Loan Agreement	None
83	Second Extension Period (months)	Loan Agreement	None
84	Second Extension Fee	Recalculation	None
85	Second Extension Period Requirements	Loan Agreement	None
86	Second Extension Floor	Recalculation	None
87	Second Extension Cap	Loan Agreement	None
88	Third Extension Period (months)	Loan Agreement	None
89	Third Extension Fee	Recalculation	None
90	Third Extension Period Requirements	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

DWIGHT 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
91	Third Extension Floor	Recalculation	None
92	Third Extension Cap	Loan Agreement	None
93	Fourth Extension Period (months)	Loan Agreement	None
94	Fourth Extension Fee	Recalculation	None
95	Fourth Extension Period Requirements	Loan Agreement	None
96	Fourth Extension Floor	Recalculation	None
97	Fourth Extension Cap	Loan Agreement	None
98	Fully Extended Loan Term (Initial)	Recalculation	None
99	Fully Extended Loan Term (Remaining)	Recalculation	None
100	Fully Extended Maturity Date	Loan Agreement	None
101	Third Most Recent As Of Period	Underwriting File	1 Day
102	Third Most Recent Revenues	Underwriting File	$1.00
103	Third Most Recent Expenses	Underwriting File	$1.00
104	Third Most Recent NOI	Underwriting File	$1.00
105	Third Most Recent NCF	Underwriting File	$1.00
106	Second Most Recent As Of Period	Underwriting File	1 Day
107	Second Most Recent Revenues	Underwriting File	$1.00
108	Second Most Recent Expenses	Underwriting File	$1.00
109	Second Most Recent NOI	Underwriting File	$1.00
110	Second Most Recent NCF	Underwriting File	$1.00
111	Most Recent As Of Period	Underwriting File	1 Day
112	Most Recent Revenues	Underwriting File	$1.00
113	Most Recent Expenses	Underwriting File	$1.00
114	Most Recent NOI	Underwriting File	$1.00
115	Most Recent NCF	Underwriting File	$1.00
116	Mortgage Loan Most Recent NOI DSCR	Recalculation	None
117	Mortgage Loan Most Recent NCF DSCR	Recalculation	None
118	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Recalculation	None
119	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Recalculation	None
120	Collateral Interest Most Recent NOI DSCR	Recalculation	None
121	Collateral Interest Most Recent NCF DSCR	Recalculation	None
122	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

DWIGHT 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
123	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Recalculation	None
124	Underwritten Occupancy (%)	Underwriting File	0.10%
125	Underwritten Revenues ($)	Underwriting File	$1.00
126	Underwritten Expenses ($)	Underwriting File	$1.00
127	Underwritten NOI ($)	Underwriting File	$1.00
128	Underwritten Reserves ($)	Underwriting File	$1.00
129	Underwritten NCF ($)	Underwriting File	$1.00
130	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Recalculation	None
131	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Recalculation	None
132	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Recalculation	None
133	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Recalculation	None
134	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Recalculation	None
135	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Recalculation	None
136	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Recalculation	None
137	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Recalculation	None
138	Underwritten Stabilized Occupancy (%)	Underwriting File	0.10%
139	Underwritten Stabilized Revenues ($)	Underwriting File	$1.00
140	Underwritten Stabilized Expenses ($)	Underwriting File	$1.00
141	Underwritten Stabilized NOI ($)	Underwriting File	$1.00
142	Underwritten Stabilized Reserves ($)	Underwriting File	$1.00
143	Underwritten Stabilized NCF ($)	Underwriting File	$1.00
144	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Recalculation	None
145	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Recalculation	None
146	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Recalculation	None
147	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Recalculation	None
148	Collateral Interest Underwritten Stabilized NOI DSCR	Recalculation	None
149	Collateral Interest Underwritten Stabilized NCF DSCR	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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DWIGHT 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
150	Collateral Interest Underwritten Stabilized NOI Debt Yield	Recalculation	None
151	Collateral Interest Underwritten Stabilized NCF Debt Yield	Recalculation	None
152	Appraisal Stabilized Occupancy (%)	Underwriting File	0.10%
153	Appraisal Stabilized Revenues ($)	Underwriting File	$1.00
154	Appraisal Stabilized Expenses ($)	Underwriting File	$1.00
155	Appraisal Stabilized NOI ($)	Underwriting File	$1.00
156	Appraisal Stabilized Reserves ($)	Underwriting File	$1.00
157	Appraisal Stabilized NCF ($)	Underwriting File	$1.00
158	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Recalculation	None
159	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Recalculation	None
160	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Recalculation	None
161	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Recalculation	None
162	Collateral Interest Appraisal Stabilized NOI DSCR	Recalculation	None
163	Collateral Interest Appraisal Stabilized NCF DSCR	Recalculation	None
164	Collateral Interest Appraisal Stabilized NOI Debt Yield	Recalculation	None
165	Collateral Interest Appraisal Stabilized NCF Debt Yield	Recalculation	None
166	Recourse	Guaranty Agreement, Loan Agreement	None
167	Recourse Provisions	Guaranty Agreement, Loan Agreement	None
168	Recourse Carveout Guarantor	Guaranty Agreement	None
169	Sponsor	Loan Agreement, Guaranty Agreement	None
170	Affiliated Sponsor (Y/N)	Recalculation	None
171	Tenants-in-common (Y/N)	Loan Agreement, Tenancy In Common Agreement	None
172	Ground Lease (Y/N)	Title Policy	None
173	Annual Ground Lease Payment ($)	Ground Lease	None
174	Ground Lease Initial Expiration Date	Ground Lease	None
175	Ground Lease Extension (Y/N)	Ground Lease	None
176	# of Ground Lease Extension Options	Ground Lease	None
177	Ground Lease Expiration Date with Extensions	Ground Lease	None
178	Engineering Report Date	Engineering Report	None
179	Environmental Report Date (Phase I)	Environmental Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

DWIGHT 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
180	Environmental Report Date (Phase II)	Environmental Report	None
181	Environmental Insurance (Y/N)	Environmental Report, Insurance Binder	None
182	Seismic Report Date	Seismic Report, Engineering Report	None
183	Seismic PML %	Seismic Report, Engineering Report	None
184	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report	None
185	Lockbox Type	Loan Agreement, Cash Management Agreement	None
186	Cash Management Type	Loan Agreement, Cash Management Agreement	None
187	Cash Management Trigger Event	Loan Agreement, Cash Management Agreement	None
188	Tax Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
189	Tax Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
190	Tax Escrow (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
191	Springing Tax Escrow Description	Loan Agreement	None
192	Insurance Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
193	Insurance Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
194	Insurance Escrow (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
195	Springing Insurance Escrow Description	Loan Agreement	None
196	Replacement Reserve (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
197	Replacement Reserve (Cut-off Date)($)	Servicing Report, Settlement Statement	$1.00
198	Replacement Reserve (Monthly)($)	Loan Agreement, Servicing Report	$1.00
199	Replacement Reserve Cap($)	Loan Agreement	$1.00
200	Springing Replacement Reserve Description	Loan Agreement	None
201	TI/LC Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
202	TI/LC Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
203	TI/LC Reserve (Monthly)($)	Loan Agreement, Servicing Report	$1.00
204	TI/LC Reserve Cap($)	Loan Agreement	$1.00
205	Springing TI/LC Reserve Description	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

DWIGHT 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
206	Environmental Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
207	Environmental Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
208	Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
209	Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
210	Debt Service Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
211	Debt Service Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
212	Debt Service Reserve (Monthly)($)	Loan Agreement, Servicing Report	$1.00
213	Debt Service Reserve Cap($)	Loan Agreement	$1.00
214	Springing Debt Service Reserve Description	Loan Agreement	None
215	Other Reserves (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
216	Other Reserves (Cut-Off Date)($)	Servicing Report, Settlement Statement	$1.00
217	Other Reserves (Monthly)($)	Loan Agreement, Servicing Report	$1.00
218	Other Reserves Cap ($)	Loan Agreement	$1.00
219	Other Reserves Description	Loan Agreement	None
220	Other Reserves 2 (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
221	Other Reserves 2 (Cut-Off Date)($)	Servicing Report, Settlement Statement	$1.00
222	Other Reserves 2 (Monthly)($)	Loan Agreement, Servicing Report	$1.00
223	Other Reserves 2 Cap ($)	Loan Agreement	$1.00
224	Other Reserves 2 Description	Loan Agreement	None
225	Subordinate Debt (Y/N)	Subordinate Debt Loan Agreement, Loan Agreement	None
226	Subordinate Debt Type	Subordinate Debt Loan Agreement, Loan Agreement	None
227	Subordinate Debt Margin	Subordinate Debt Loan Agreement, Loan Agreement	None
228	Subordinate Debt Interest Rate	Subordinate Debt Loan Agreement, Loan Agreement	None
229	Subordinate Debt Cut-off Date Balance ($)	Subordinate Debt Loan Agreement, Loan Agreement	None
230	Total Debt Cut-off Date Balance ($)	Recalculation	None
231	Total Debt Cut-off Date As-Is LTV	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

DWIGHT 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
232	Total Debt Cut-off Date UW NCF DSCR	Recalculation	None
233	Total Debt Cut-off Date UW NOI DY	Recalculation	None
234	Future Debt Permitted (Y/N)	Loan Agreement	None
235	Permitted Future Debt Type	Loan Agreement	None
236	Grace Period Default (Days)	Loan Agreement	None
237	Grace Period Late (Days)	Loan Agreement	None
238	Initial Prepayment Provision	Loan Agreement	None
239	Remaining Call Protection (Cut-off Date)	Loan Agreement	None
240	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement	None
241	Appraisal Firm	Appraisal Report	None
242	As-Is Appraisal Valuation Date	Appraisal Report	None
243	As-Is Appraised Value ($)	Appraisal Report	None
244	Stabilized Appraised Value ($)	Appraisal Report	None
245	Appraisal Anticipated Stabilization Date	Appraisal Report	None
246	Mortgage Loan Cut-off Date As-Is LTV Ratio	Recalculation	None
247	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Recalculation	None
248	Collateral Interest Cut-off Date As-Is LTV Ratio	Recalculation	None
249	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Recalculation	None
250	Interest Accrual Basis	Loan Agreement	None
251	Lookback Period	Loan Agreement	None
252	Single-Tenant (Y/N)	Underwriting File	None
253	Property Manager	Management Agreement	None
254	Largest Tenant Name	Underwriting File	None
255	Largest Tenant Square Feet	Underwriting File	None
256	Largest Tenant Square Feet %	Recalculation	None
257	Largest Tenant Expiration Date	Underwriting File	None
258	2nd Largest Tenant Name	Underwriting File	None
259	2nd Largest Tenant Square Feet	Underwriting File	None
260	2nd Largest Tenant Square Feet %	Recalculation	None
261	2nd Largest Tenant Expiration Date	Underwriting File	None
262	3rd Largest Tenant Name	Underwriting File	None
263	3rd Largest Tenant Square Feet	Underwriting File	None
264	3rd Largest Tenant Square Feet %	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

DWIGHT 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
265	3rd Largest Tenant Expiration Date	Underwriting File	None
266	4th Largest Tenant Name	Underwriting File	None
267	4th Largest Tenant Square Feet	Underwriting File	None
268	4th Largest Tenant Square Feet %	Recalculation	None
269	4th Largest Tenant Expiration Date	Underwriting File	None
270	5th Largest Tenant Name	Underwriting File	None
271	5th Largest Tenant Square Feet	Underwriting File	None
272	5th Largest Tenant Square Feet %	Recalculation	None
273	5th Largest Tenant Expiration Date	Underwriting File	None
274	Takeout Rate Assumption	None - Company Provided	None
275	Assumed Loan (Y/N)	Loan Agreement	None
276	Borrower Name	Loan Agreement	None
277	Lender	Loan Agreement	None
278	Cut-Off Date	None - Company Provided	None
279	Mortgage Loan % of Total Cut-off Date Balance	Recalculation	None
280	First Extension Fee %	Loan Agreement	None
281	Second Extension Fee %	Loan Agreement	None
282	Third Extension Fee %	Loan Agreement	None
283	Fourth Extension Fee %	Loan Agreement	None
284	Exit Fee ($) / Deferred Origination Fee ($)	Loan Agreement	None
285	Exit Fee % / Deferred Origination Fee (%)	Loan Agreement	None
286	ARD Mortgage Rate After ARD and extension periods	Loan Agreement	None
287	Rate Step Up Post ARD Commencement Date	Loan Agreement	None
288	ARD Loan Fully Extended Maturity Date	Loan Agreement	None
289	Rounding Factor	Loan Agreement	None
290	Time of Rounding (Before Spread, After Spread)	Loan Agreement	None
291	Rounding Direction	Loan Agreement	None
292	SOFR Cap Provider Rating (S&P/Moody's/Fitch)	Rate Cap Provider Rating Screenshot	None
293	B Note / Mezz Loan %	Recalculation	None
294	Interest Rate Change	Loan Agreement	None
295	Grace Period Balloon (Days)	Loan Agreement	None
296	Rate for Prepayment Protection	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

DWIGHT 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
297	Partial Release and/or Prepayment Description	Loan Agreement	None
298	Amortization Type	Loan Agreement	None
299	Amort Number of Months	Loan Agreement	None
300	Stabilized Value Used For As-Is LTV (Y/N)	None - Company Provided	None
301	USPAP Appraisal (Y/N)	Appraisal Report	None
302	FIRREA Appraisal (Y/N)	Appraisal Report	None
303	Mortgage Loan Cut-off Date (As-Is) Estimated LTV Ratio	Recalculation	None
304	Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	Recalculation	None
305	Maturity Date Stabilized LTV Ratio	Recalculation	None
306	Loan Cross Portfolio Name	Loan Agreement	None
307	Lien Position	Title Policy	None
308	Max Number of TICs	Loan Agreement, Tenancy In Common Agreement	None
309	Single Purpose Borrower (Y/N)	Loan Agreement	None
310	Independent Director (Y/N)	Loan Agreement	None
311	Borrower Non Consolidation Opinion (Y/N)	None - Company Provided	None
312	DST (Y/N)	Loan Agreement	None
313	IDOT (Y/N)	Loan Agreement	None
314	Senior Debt Amount	Loan Agreement	None
315	Senior Debt Holder	Loan Agreement	None
316	Rate	Loan Agreement	None
317	Floor	Loan Agreement	None
318	Maturity	Loan Agreement	None
319	Amort	Loan Agreement	None
320	In-place Senior Debt Service	Recalculation	None
321	As Stabilized Senior Debt Service	Recalculation	None
322	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Recalculation	None
323	Cut-off Date Total Debt Ann Debt Service ($)	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

DWIGHT 2025-FL1	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
26	Mortgage Loan Commitment Original Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Commitment Original Balance ($) and (ii) Number of Units.

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Commitment Original Balance / Unit ($) for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
30	Mortgage Loan Cut-off Date Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Number of Units.

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance / Unit ($) for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
33	Mortgage Loan Balloon Balance ($)	For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($).

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Moment”, the balloon balance as of the Initial Maturity Date or Anticipated Repayment Date based on a principal payment loan schedule as set forth in the Loan Agreement for such Mortgage Loan Asset.
34	Mortgage Loan Balloon Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Number of Units.

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Balloon Balance / Unit ($) for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
35	Mortgage Loan Annual Debt Service Payment (IO) ($)

For the Mortgage Loan Assets, the product of (A) Mortgage Loan Cut-off Date Balance ($), (B) Mortgage Loan Cut-off Date Interest Rate and (C) 365/360.

For the Mortgage Loan Asset with an Amortization Type During Initial Term of “Amortizing Balloon,” as set forth on the Final Data Tape, the Mortgage Loan Annual Debt Service Payment (IO) ($) is set to equal “N/A.”

36	Mortgage Loan Annual Debt Service Payment (P&I) ($)

Set equal to ”N/A.”

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Moment”, the product of (i) the average of principal and interest monthly payment for next 12 months from Cut-off Date based on a recreated amortization schedule based on a principal payment loan schedule as set forth in the Loan Agreement for such Mortgage Loan Asset and (ii) 12.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

DWIGHT 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
37	Mortgage Loan Annual Debt Service Payment (Cap) ($)

For the Mortgage Loan Assets, the product of (A) Mortgage Loan Cut-off Date Balance ($), (B) Mortgage Loan Rate Cap and (C) 365/360.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Moment”, the product of (i) the average of principal and interest monthly payment at Mortgage Loan Rate Cap for next 12 months from Cut-off Date based on a recreated amortization schedule based on a principal payment loan schedule as set forth in the Loan Agreement for such Mortgage Loan Asset and (ii) 12.

39	Aggregate Collateral Interest Cut-off Date Balance %	Quotient of (i) Collateral Interest Cut-off Date Balance ($) and (ii) aggregate Collateral Interest Cut-off Date Balance ($) for the Mortgage Loan Assets.
40	Collateral Interest Balloon Balance ($)

Set equal to Collateral Interest Cut-off Date Balance ($).

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Moment”, the quotient of (i) product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Balloon Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

41	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)

Set equal to Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($).

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio” and corresponding Mortgaged Properties, the difference between (i) Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($) and (ii) Junior Participation Cut-off Date Future Funding Unfunded Balance ($).

42	Collateral Interest Annual Debt Service Payment (IO) ($)

For the Mortgage Loan Assets, the quotient of (i) product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Annual Debt Service Payment (IO) ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Moment,” set to equal Mortgage Loan Annual Debt Service Payment (IO) ($).

43	Collateral Interest Annual Debt Service Payment (P&I) ($)

Set equal to Mortgage Loan Annual Debt Service Payment (P&I) ($).

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Moment”, the quotient of (i) product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Annual Debt Service Payment (P&I) ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

44	Collateral Interest Annual Debt Service Payment (Cap) ($)	For the Mortgage Loan Assets, the quotient of (i) product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

DWIGHT 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
45	Pari Passu Funded Amount

For the Mortgage Loan Assets, the difference between (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Collateral Interest Cut-off Date Balance ($).

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the difference between (i) Mortgage Loan Cut-off Date Balance ($) and (ii) sum of (A) Collateral Interest Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance.

51	Mortgage Loan Cut-off Date Interest Rate	For the Mortgage Loan Assets, the greater of (i) sum of (A) Mortgage Loan Margin and (B) Index Rate Assumption applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction and (ii) Mortgage Loan Rate Floor.
54	Mortgage Loan Rate Cap	For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Margin and (ii) Mortgage Loan Index Cap.
55	Mortgage Loan Rate Floor	For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Margin and (ii) Mortgage Loan Index Floor.
61	Collateral Interest Cut-off Date Interest Rate	Set equal to Mortgage Loan Cut-off Date Interest Rate.
69	Initial IO Period (Remaining)	For the Mortgage Loan Assets, the difference between (i) Initial IO Period and (ii) Seasoning (months).
70	Original Loan Term (Initial)	For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date or Anticipated Repayment Date.
71	Original Loan Term (Remaining)	For the Mortgage Loan Assets, the difference between (i) Original Loan Term (Initial) and (ii) Seasoning (months).
74	Seasoning (months)	For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date. In no event will Seasoning (months) be less than 0.
79	First Extension Fee	For the Mortgage Loan Assets, the product of (i) Mortgage Loan Commitment Original Balance ($) and (ii) First Extension Fee (%), if applicable.
81	First Extension Floor	For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.
84	Second Extension Fee	For the Mortgage Loan Assets, the product of (i) Mortgage Loan Commitment Original Balance ($) and (ii) Second Extension Fee (%), if applicable.
86	Second Extension Floor	For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.
89	Third Extension Fee	For the Mortgage Loan Assets, the product of (i) Mortgage Loan Commitment Original Balance ($) and (ii) Third Extension Fee (%), if applicable.
91	Third Extension Floor	For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.
94	Fourth Extension Fee	For the Mortgage Loan Assets, the product of (i) Mortgage Loan Commitment Original Balance ($) and (ii) Fourth Extension Fee (%), if applicable.
96	Fourth Extension Floor	For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.
98	Fully Extended Loan Term (Initial)	For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date.
99	Fully Extended Loan Term (Remaining)	For the Mortgage Loan Assets, the difference between (i) Fully Extended Loan Term (Initial) and (ii) Seasoning (months).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

DWIGHT 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
116	Mortgage Loan Most Recent NOI DSCR

For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Moment”, the quotient of (i) Most Recent NOI and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (P&I) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($).

117	Mortgage Loan Most Recent NCF DSCR

For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Moment”, the quotient of (i) Most Recent NCF and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (P&I) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($).

118	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
119	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21

DWIGHT 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
120	Collateral Interest Most Recent NOI DSCR

Set equal to Mortgage Loan Most Recent NOI DSCR.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (i) Most Recent NOI and (ii) the product of (A) difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, (B) lesser of (I) Mortgage Loan Cut-off Date Interest Rate and (II) Mortgage Loan Rate Cap and (C) 365/360.

121	Collateral Interest Most Recent NCF DSCR

Set equal to Mortgage Loan Most Recent NCF DSCR.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (i) Most Recent NCF and (ii) the product of (A) difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, (B) lesser of (I) Mortgage Loan Cut-off Date Interest Rate and (II) Mortgage Loan Rate Cap and (C) 365/360.

122	Cut-off Date Collateral Interest Most Recent NOI Debt Yield

Set equal to Cut-off Date Mortgage Loan Most Recent NOI Debt Yield.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (i) Most Recent NOI and (ii) difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance.

123	Cut-off Date Collateral Interest Most Recent NCF Debt Yield

Set equal to Cut-off Date Mortgage Loan Most Recent NCF Debt Yield.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (i) Most Recent NCF and (ii) difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance.

130	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($). For the Mortgage Loan Assets identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Ressco Portfolio,” “The Shoreline,” “Madera Apartments,” “Moment,” “Silverwoods,” “Stonebrook,” "Mi Place at First Radio," "Rockwell Pointe Portfolio," "Nottinghill Living,” “39 Madison St,” “Solis at Petrosa,” “Village Grant Square,” “The Vue at Claudette,” “328 Pacific Avenue,” “Castor Lofts” and “803 South”, we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	22

DWIGHT 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
131	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($). For the Mortgage Loan Assets identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Ressco Portfolio,” “The Shoreline,” “Madera Apartments,” “Moment,” “Silverwoods,” “Stonebrook,” "Mi Place at First Radio," "Rockwell Pointe Portfolio," "Nottinghill Living,” “39 Madison St,” “Solis at Petrosa,” “Village Grant Square,” “The Vue at Claudette,” “328 Pacific Avenue,” “Campus Lofts,” “Castor Lofts,” “803 South,” “Summerhill Gardens,” “Silk Lofts” and “The Pointe”, we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
132	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
133	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
134	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR

Set equal to Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (i) Underwritten NOI ($) and (ii) the product of (A) difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, (B) lesser of (I) Mortgage Loan Cut-off Date Interest Rate and (II) Mortgage Loan Rate Cap and (C) 365/360.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	23

DWIGHT 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
135	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR

Set equal to Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (i) Underwritten NCF ($) and (ii) the product of (A) difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, (B) lesser of (I) Mortgage Loan Cut-off Date Interest Rate and (II) Mortgage Loan Rate Cap and (C) 365/360.

136	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield

Set equal to Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (i) Underwritten NOI ($) and (ii) difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance.

137	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield

Set equal to Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (i) Underwritten NCF ($) and (ii) difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance.

144	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NOI ($) and (2) the product of (i) Mortgage Loan Balloon Balance ($), (ii) Takeout Rate Assumption and (iii) 365/360.

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
145	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NCF ($) and (2) the product of (i) Mortgage Loan Balloon Balance ($), (ii) Takeout Rate Assumption and (iii) 365/360.

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
146	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NOI ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	24

DWIGHT 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
147	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NCF ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
148	Collateral Interest Underwritten Stabilized NOI DSCR

Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (1) Underwritten Stabilized NOI ($) and (2) the product of (i) difference between (x) Mortgage Loan Balloon Balance ($) and (y) Junior Participation Cut-off Date Balance, (ii) Takeout Rate Assumption and (iii) 365/360.

149	Collateral Interest Underwritten Stabilized NCF DSCR

Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (1) Underwritten Stabilized NCF ($) and (2) the product of (i) difference between (x) Mortgage Loan Balloon Balance ($) and (y) Junior Participation Cut-off Date Balance, (ii) Takeout Rate Assumption and (iii) 365/360.

150	Collateral Interest Underwritten Stabilized NOI Debt Yield

Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (i) Underwritten Stabilized NOI ($) and (ii) difference between (x) Mortgage Loan Balloon Balance ($) and (y) Junior Participation Cut-off Date Balance.

151	Collateral Interest Underwritten Stabilized NCF Debt Yield

Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (i) Underwritten Stabilized NCF ($) and (ii) difference between (x) Mortgage Loan Balloon Balance ($) and (y) Junior Participation Cut-off Date Balance.

158	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NOI ($) and (2) the product of (i) Mortgage Loan Balloon Balance ($), (ii) Takeout Rate Assumption and (iii) 365/360.

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	25

DWIGHT 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
159	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NCF ($) and (2) the product of (i) Mortgage Loan Balloon Balance ($), (ii) Takeout Rate Assumption and (iii) 365/360.

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
160	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NOI ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
161	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NCF ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
162	Collateral Interest Appraisal Stabilized NOI DSCR

Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (1) Appraisal Stabilized NOI ($) and (2) the product of (i) difference between (x) Mortgage Loan Balloon Balance ($) and (y) Junior Participation Cut-off Date Balance, (ii) Takeout Rate Assumption and (iii) 365/360.

163	Collateral Interest Appraisal Stabilized NCF DSCR

Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (1) Appraisal Stabilized NCF ($) and (2) the product of (i) difference between (x) Mortgage Loan Balloon Balance ($) and (y) Junior Participation Cut-off Date Balance, (ii) Takeout Rate Assumption and (iii) 365/360.

164	Collateral Interest Appraisal Stabilized NOI Debt Yield

Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (i) Appraisal Stabilized NOI ($) and (ii) difference between (x) Mortgage Loan Balloon Balance ($) and (y) Junior Participation Cut-off Date Balance.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	26

DWIGHT 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
165	Collateral Interest Appraisal Stabilized NCF Debt Yield

Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (i) Appraisal Stabilized NCF ($) and (ii) difference between (x) Mortgage Loan Balloon Balance ($) and (y) Junior Participation Cut-off Date Balance.

170	Affiliated Sponsor (Y/N)	A recalculation in which borrower relationships were identified based on shared Sponsor names. Affiliated Sponsor (Y/N) groups were then assigned numbers based on the descending order of aggregate Collateral Interest Cut-off Date Balance ($) of the related group (starting with Yes - Group 1).
230	Total Debt Cut-off Date Balance ($)

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio” and corresponding Mortgaged Properties, set to equal to Mortgage Loan Cut-off Date Balance ($).

For other Mortgage Loan Assets, set equal to “N/A”.

231	Total Debt Cut-off Date As-Is LTV

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio” and corresponding Mortgaged Properties, set to equal to Mortgage Loan Cut-off Date As-Is LTV Ratio.

For other Mortgage Loan Assets, set equal to “N/A”.

232	Total Debt Cut-off Date UW NCF DSCR

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio” and corresponding Mortgaged Properties, set to equal to Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR.

For other Mortgage Loan Assets, set equal to “N/A”.

233	Total Debt Cut-off Date UW NOI DY

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio” and corresponding Mortgaged Properties, set to equal to Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield.

For other Mortgage Loan Assets, set equal to “N/A”.

246	Mortgage Loan Cut-off Date As-Is LTV Ratio

For the Mortgage Loan Assets identified on the Final Data File with Stabilized Value Used For As-Is LTV (Y/N) as “Yes”, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Stabilized Appraised Value ($).

For the remaining Mortgage Loan Assets, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date As-Is LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	27

DWIGHT 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
247	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Stabilized Appraised Value ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
248	Collateral Interest Cut-off Date As-Is LTV Ratio

Set equal to Mortgage Loan Cut-off Date As-Is LTV Ratio.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (i) difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance and (ii) As-Is Appraised Value ($).

249	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio

Set equal to Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Rockwell Pointe Portfolio”, the quotient of (i) difference between (x) Mortgage Loan Balloon Balance ($) and (y) Junior Participation Cut-off Date Balance and (ii) Stabilized Appraised Value ($).

256	Largest Tenant Square Feet %	Set equal to “N/A”.
260	2nd Largest Tenant Square Feet %	Set equal to “N/A”.
264	3rd Largest Tenant Square Feet %	Set equal to “N/A”.
268	4th Largest Tenant Square Feet %	Set equal to “N/A”.
272	5th Largest Tenant Square Feet %	Set equal to “N/A”.
279	Mortgage Loan % of Total Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) aggregate Mortgage Loan Cut-off Date Balance for the Mortgage Loan Assets.
293	B Note / Mezz Loan %	For the Mortgage Loan Assets, set equal to “0.000%”.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	28

DWIGHT 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
303	Mortgage Loan Cut-off Date (As-Is) Estimated LTV Ratio

For the Mortgage Loan Assets identified on the Final Data File with Stabilized Value Used For As-Is LTV (Y/N) as “Yes”, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Stabilized Appraised Value ($).

For the remaining Mortgage Loan Assets, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date (As-Is) Estimated LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.

304	Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	For the Mortgage Loan Assets, the quotient of (i) difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($) and (ii) As-Is Appraised Value ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
305	Maturity Date Stabilized LTV Ratio	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Stabilized Appraised Value ($).

For the Mortgage Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the Maturity Date Stabilized LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Asset.
320	In-place Senior Debt Service	For the Mortgage Loan Assets, set equal to “N/A”.
321	As Stabilized Senior Debt Service	For the Mortgage Loan Assets, set equal to “N/A”.
322	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	For the Mortgage Loan Assets, set equal to “0”.
323	Cut-off Date Total Debt Ann Debt Service ($)	For the Mortgage Loan Assets, set equal to Mortgage Loan Annual Debt Service Payment (IO) ($).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	29

DWIGHT 2025-FL1	EXHIBIT C
Additional Company Provided Attributes

Exhibit C – Additional Company Provided Attributes

Collateral Interest/Mortgaged Property Name	Specified Attribute
Ressco Portfolio	Cash Management Type; Cash Management Trigger Event
Village Grant Square	Cash Management Type; Cash Management Trigger Event
The Vue at Claudette	Cash Management Type; Cash Management Trigger Event

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	30